Reserve for Software Returns (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenue Recognition, Allowances [Line Items]
Balance at beginning of period	$ 1,182		$ 2,067		$ 1,228
Charged against revenue	10,943	[1]	9,074	[1]	8,772	[1]
Amount written-off or used	(10,894)	[1]	(9,959)	[1]	(7,933)	[1]
Balance at end of period	$ 1,231		$ 1,182		$ 2,067

[1]	The Company corrected its presentation of the reserve for license cancellations and refunds to show the gross amounts charged to revenue and utilized.